Related Parties - Summary of Transactions with Subsidiaries (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Transactions
Other operating expenses		$ 18,120	$ 15,020	$ 10,308	$ 7,627	$ 65,793	$ 40,273	$ 38,072	$ 41,263	$ 51,075	$ 185,401	$ 133,295
Trip.com and its Subsidiaries [Member]
Transactions
Commission received										11	190
Commission paid										61	1,087
Other operating expenses										284	1,556
Trip.com and its Subsidiaries [Member] | Air Ticketing [Member]
Transactions
Sale (refund) of air ticketing	[1]									(14)	1,241
Purchase (refund) of air ticketing	[1]									(659)	21,610
Trip.com and its Subsidiaries [Member] | Hotels and Packages [Member]
Transactions
Sale of hotel and packages	[1]									425	7,734
Purchase of hotel and packages	[1]									$ 647	$ 6,451

[1]	represents gross amount booked/charged for the air ticketing and hotels and packages transactions